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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

                   Report for the Quarter Ended June 30, 2002.

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement.
                                   [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Blavin & Company, Inc.
Address:       8800 N. Gainey Center Dr., Suite 260, Scottsdale, AZ  85258

13F File Number:    028-05299

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Spalter
Title:  President
Phone:  401-453-3510
Signature, Place, and Date of Signing:


  /s/ Michael Spalter      Providence, Rhode Island    August 6, 2002
  ---------------------    ------------------------    --------------


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.




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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           11

Form 13F Information Table Value Total:           $76,438


List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----




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                           FORM 13F INFORMATION TABLE


                          TITLE                                                                                VOTING AUTHORITY
                           OF                     VALUE     SHARES/    SH/    PUT/   INVSTMT    OTHER     ------------------------
NAME OF ISSUER            CLASS        CUSIP    (X$1,000)   PRN AMT    PRN    CALL   DSCRETN   MANAGERS     SOLE     SHARED   NONE
--------------            -----      ---------  ---------   -------    ---    ----   -------   --------   ---------  ------   ----
AES CORP                  COM        00130H105      7,046   1,300,000   SH             SOLE               1,300,000
BAY VIEW CAP CORP DEL     COM        07262L101      2,095     326,797   SH             SOLE                 326,797
BOCA RESORTS INC          CL A       09688T106     16,221   1,224,250   SH             SOLE               1,224,250
CIGNA CORP                COM        125509109     16,198     166,272   SH             SOLE                 166,272
CITIZENS COMMUNICATIONS   COM        17453B101     10,739   1,284,580   SH             SOLE               1,284,580
  CO
CRONOS GROUP N V          ORD        L20708100      6,269   1,529,136   SH             SOLE               1,529,136
DELPHI FINL GROUP INC     CL A       247131105      6,637     153,100   SH             SOLE                 153,100
HEAD N V                  NY         422070102      2,899     908,666   SH             SOLE                 908,666
                          REGISTRY
                          SH
MAXXAM INC                COM        577913106      1,815     164,250   SH             SOLE                 164,250
SAXON CAPITAL INC         COM        80556P302      2,162     132,900   SH             SOLE                 132,900
STAGE STORES INC          COM NEW    85254C305      4,357     125,412   SH             SOLE                 125,412